UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
    ------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                  Date of fiscal year end: Last Day of February
                                           --------------------

                   Date of reporting period: November 30, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                               Market Value                                                         Market Value
                                     Shares      (Note 1)                                               Shares         (Note 1)
------------------------------------------------------------   ---------------------------------------------------------------------

COMMON STOCKS - 53.54%                                          Housewares - 2.67%
                                                                   Newell Rubbermaid, Inc.                176,675    $  4,075,892
                                                                                                                     ------------
Aerospace/Defense - 0.32%
     Kaman Corporation               25,340    $    486,781     Insurance - 3.33%
                                               ------------        Marsh & McLennan Cos, Inc.             164,610       5,084,803
     Anheuser-Busch                                                                                                  ------------
        Companies, Inc.             139,635       6,107,635
                                               ------------     Machinery - Construction & Mining - 0.49%
                                                                *  Astec Industries, Inc.                  26,500         742,795
Chemicals - 2.73%                                                                                                    ------------
     EI Du Pont de Nemours
        & Company                    97,800       4,180,950     Machinery - Diversified - 1.14%
                                               ------------        Robbins & Myers, Inc.                   82,005       1,738,506
                                                                                                                     ------------
Closed-ended Fund - 0.33%
     Central Fund of Canada Ltd.     81,135         503,848     Media - 2.85%
                                               ------------        Dow Jones & Co Inc.                    117,815       4,018,670
                                                                   Reader's Digest
Commercial Services - 4.99%                                          Association Inc.                     21,475          333,507
     CDI Corporation                104,290       2,945,150                                                          ------------
     Clark, Inc.                     84,315       1,191,371                                                             4,352,177
     CPI Corporation                  4,800          84,480                                                          ------------
     Manpower, Inc.                  73,500       3,414,075     Metal Fabricate/Hardware - 0.10%
                                               ------------        Ampco-Pittsburgh Corp                   11,000         158,620
                                                  7,635,076                                                          ------------
                                               ------------
Computers - 2.05%
     Imation Corp.                   32,500       1,428,700     Mining - 0.54%
*    Maxwell Technologies, Inc.       7,340         103,788        USEC Inc.                               75,500         830,500
*    Seagate Technology              84,600       1,600,632                                                          ------------
                                               ------------
                                                  3,133,120     Miscellaneous Manufacturing - 3.39%
                                               ------------        Eastman Kodak Company                    7,930         190,082
Distribution/Wholesale - 2.40%                                     Leggett & Platt Inc.                    68,420       1,606,502
     W.W. Grainger, Inc.             52,175       3,664,250        Myers Industries, Inc.                  32,703         457,515
                                               ------------     *  Peerless Manufacturing Co.               5,900         100,300
                                                                   SPX Corporation                         60,120       2,830,450
Electrical Components & Equipment - 1.69%                                                                            ------------
     Graham Corporation              63,000       1,409,940                                                             5,184,849
*    Powell Industries, Inc.         61,240       1,174,583                                                          ------------
                                               ------------     Packaging & Containers - 0.55%
                                                  2,584,523        Sonoco Products Company                 29,380         842,618
                                               ------------                                                          ------------
Engineering & Construction - 0.55%
*    Layne Christiansen Company      38,155         845,896     Pharmaceuticals - 3.81%
                                               ------------        Pfizer Inc.                            274,740       5,824,488
Home Furnishings - 0.86%                                                                                             ------------
     La-Z-Boy, Inc.                  98,100       1,311,597     Retail - 5.60%
                                               ------------        Wal-Mart Stores, Inc.                  176,235       8,557,972
                                                                                                                     ------------
                                                                Textiles - 0.92%
Household Products/Wares - 8.24%                                *  The Dixie Group, Inc.                  100,091       1,401,274
     Avery Dennison Corporation      95,275       5,601,217                                                          ------------
     Kimberly-Clark Corporation     118,750       7,003,875
                                               ------------     Total Common Stocks (Cost $76,391,381)                 81,853,262
                                                 12,605,092                                                          ------------
                                               ------------

                                                                                                                         (Continued)

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                    Shares or   Market Value
                                    Principal     (Note 1)
------------------------------------------------------------    --------------------------------------------------------------------

U.S GOVERNMENT OBLIGATIONS - 32.80%                             Aggregate  cost for  financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation of investments for financial reporting and federal income tax purposes is as follows:
  United States Treasury Bill
     0.000%, 03/02/2006              $ 450,000    $ 445,669
     0.000%, 03/16/2006             25,000,000   24,720,750     Aggregate gross unrealized appreciation              $  7,476,249
  United States Treasury Strip Principal                        Aggregate gross unrealized depreciation                (2,361,113)
     0.000%, 05/15/2030             45,630,000   14,304,366                                                          ------------
  United States Treasury Note                                   Net unrealized appreciation                          $  5,115,136
     3.500%, 02/15/2010              4,500,000    4,339,687                                                          ============
  United States Treasury Note                                   Note 1 -
     4.000%, 02/15/2014              1,000,000      963,945
  United States Treasury Note                                        The Fund's  investments  in securities  are carried at value.
     4.000%, 02/15/2015              5,600,000    5,375,345          Securities  listed on an  exchange  or  quoted on a  national
                                               ------------          market  system are valued at the last sales  price as of 4:00
Total U.S Government Obligations                                     p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
        (Cost $50,511,268)                       50,149,762          over-the-counter  market are  generally  valued at the NASDAQ
                                               ------------          Official  Closing  Price.  Other  securities  traded  in  the over-the-counter  market and listed  securities  for which no
CORPORATE BOND - 0.12%                                               sale was  reported on that date are valued at the most recent
     AAR Corporation                                                 bid price.  Securities  and  assets for which  representative
        6.875%, 12/15/2007                                           market  quotations are not readily  available  (e.g.,  if the
        (Cost $166,139)                180,000      180,900          exchange  on which  the  portfolio  security  is  principally traded closes early or if trading of the particular portfolio
MONEY MARKET FUND - 12.85%                                           security is halted  during the day and does not resume  prior
     Evergreen Institutional Treasury Money                          to the Fund's net asset value calculation) or which cannot be
        Market Fund Class I #497                                     accurately valued using the Funds' normal pricing  procedures
        (Cost $19,645,324)          19,645,324   19,645,324          are valued at fair value as  determined  in good faith  under
                                               ------------          policies  approved by the  Trustees.  A portfolio  security's
                                                                     "fair value"  price may differ from the price next  available
Total Investments                                                    for that  portfolio  security using the Fund's normal pricing
        (Cost $146,714,112) - 99.31%           $151,829,248          procedures.  Investment  companies  are  valued  at net asset
Other Assets less Liabilities - 0.69%             1,056,966          value.  Instruments  with  maturities  of 60 days or less are
                                               ------------          valued at amortized cost, which approximates market value.

Net Assets - 100.00%                           $152,886,214
                                               ============


*   Non-income producing investment.




                                                                                                                        (Continued)

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Summary of Investments by Industry
                                           % of
Industry                                 Net Assets        Value
------------------------------------------------------------------
Aerospace/Defense                           0.44%   $     667,681
Beverages                                   3.99%       6,107,635
Chemicals                                   2.73%       4,180,950
Closed-ended Funds                          0.33%         503,848
Commercial Services                         4.99%       7,635,076
Computers                                   2.05%       3,133,120
Distribution/Wholesale                      2.40%       3,664,250
Electrical Components &
     Equipment                              1.69%       2,584,523
Engineering & Construction                  0.55%         845,896
Home Furnishings                            0.86%       1,311,597
Household Products/Wares                    8.24%      12,605,092
Housewares                                  2.67%       4,075,892
Insurance                                   3.33%       5,084,803
Machinery - Construction & Mining           0.49%         742,795
Machinery - Diversified                     1.14%       1,738,506
Media                                       2.85%       4,352,177
Metal Fabricate/Hardware                    0.10%         158,620
Mining                                      0.54%         830,500
Miscellaneous Manufacturing                 3.39%       5,184,849
Money Market Fund                          12.85%      19,645,324
Packaging & Containers                      0.55%         842,618
Pharmaceuticals                             3.81%       5,824,488
Retail                                      5.60%       8,557,972
Textiles                                    0.92%       1,401,274
U.S Government Obligations                 32.80%      50,149,762
------------------------------------------------------------------
Total                                      99.31%   $ 151,829,248


ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS
        --------

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



CM Advisers Family of Funds



By: (Signature and Title)    /s/ Arnold Van Den Berg
                             _____________________________________
                             Arnold Van Den Berg
                             Trustee, Chairman, President and
                             Principal Executive Officer

Date: January 30, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)    /s/ Arnold Van Den Berg
                             _____________________________________
                             Arnold Van Den Berg
                             Trustee, Chairman, President and
                             Principal Executive Officer
                             CM Advisers Family of Funds

Date: January 30, 2006





By:  (Signature and Title)   /s/ James D. Brilliant
                             _____________________________________
                             James D. Brilliant
                             Trustee, Treasurer and Principal Financial Officer
                             CM Advisers Family of Funds

Date: January 30, 2006